Income Tax - Information About Unused Loss Carryforwards (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 2,197	$ 71	$ 2,785
Unused tax losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	199
Unused tax losses [Member] | 2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2024 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2025 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	18
Unused tax losses [Member] | 2026 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	10
Unused tax losses [Member] | 2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	3
Unused tax losses [Member] | 2028 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	2
Unused tax losses [Member] | 2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	1
Unused tax losses [Member] | 2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	63
Unused tax losses [Member] | 2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Remaining creditable amount	$ 99